Cover	Mar. 24, 2025
Cover [Abstract]
Document Type	F-3
Amendment Flag	false
Entity Registrant Name	Davis Commodities Limited
Entity Central Index Key	0001949478
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10 Bukit Batok Crescent, #10-01
Entity Address, City or Town	The Spire
Entity Address, Country	SG
Entity Address, Postal Zip Code	658079
Country Region	65
City Area Code	6896
Local Phone Number	5333
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false